Trade and Other Payables, Net	6 Months Ended
Dec. 31, 2025
Trade and Other Payables, Net [Abstract]
TRADE AND OTHER PAYABLES, NET
9.	TRADE AND OTHER PAYABLES, NET

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Trade payables	143,666	2,910,197
GEM payable (i)	12,800,000	3,909,452
Other payables	295	(93,705)
Accruals	9,881,607	9,769,032
Excise tax payable	1,541,438	1,476,807
	24,367,006	17,971,783

(i)	On July 4, 2023, CRML, GEM Global Yield LLC SCS (the GEM Investor or GEM Global) and GEM Yield Bahamas Ltd. (GYBL) entered into a Share Purchase Agreement (the GEM SPA), pursuant to which the Company was entitled to draw up to $125 million of gross proceeds in exchange for ordinary shares in the Company, at a price equal to 90% of the average closing bid price of the ordinary shares on Nasdaq for a 30 day period, subject to meeting the terms and conditions of the GEM SPA. The GEM SPA allowed CRML to access funds for general corporate purpose and working capital needs. At the closing of the Transaction, the GEM Investor was granted a warrant (the GEM Warrant) to purchase up to 1,814,797 Ordinary Shares at an exercise price of $10.71 per share (subject to adjustments described in the GEM Warrant) expiring on the 3rd anniversary of the closing of the Transaction (refer note 20). Further, in connection with the closing of the Transaction, the Company also entered into a letter agreement with the GEM Investor and GYBL to amend the GEM SPA, pursuant to which, the Company agreed to issue ordinary shares in the Company to the GEM Investor as the “commitment fee” pursuant to the Share Purchase Agreement and, on the 61st day following the closing of the Transaction, the GEM Investor was granted the option to sell such commitment shares (equating to 122,549 shares) to the Company for US$1.875 million (the Commitment Fee Put Amount). In addition, the GEM Investor, on the first anniversary of the closing of the Transaction, was granted the right to require CRML to purchase the GEM Warrant from GEM Global in exchange for a number of ordinary shares in the Company having a value equal to US$27,200,000 (note 20). On April 29, 2024, CRML, GEM Global and GYBL entered into a second letter agreement, pursuant to which, CRML was granted the option to deliver, in lieu of the Commitment Fee Put Amount on the date upon which it was otherwise due and payable, a payment of $3,020,000 on or prior to the 120th day after the closing of the Transaction. On September 27, 2024, Critical Metals Corp (CRML) entered into a third letter agreement with GEM Global Yield LLC SCS (GEM Global) and GEM Yield Bahamas Ltd. (GYBL) to extinguish the existing arrangement in respect to the Commitment Fee Put Amount of $3,020,000 (refer to note 18 in the consolidated financial statements). Under the new agreement, CRML is obliged to deliver a cash payment of US$3,500,000 (Revised Amount) to GEM Global within one business day following the consummation by CRML of a capital raising transaction provided that the gross proceeds received by CRML in connection with the capital raising transaction are equal to or greater than $15,000,000. If the gross proceeds received by CRML in connection with the capital raising transaction are less than $15,000,000, CRML shall deliver (i) a cash payment of $1,750,000 to GEM Global within one business day following the consummation by CRML of the Equity Capital Raise, and (ii) a cash payment of $1,750,000 (the Deferred Payment) to GEM Global on or before the 90th day following the Equity Capital Raise. If CRML does not deliver the Deferred Payment by the 90th day following the capital raising transaction, CRML shall incur a penalty of $10,000 per day, payable in USD, which penalty shall be added to the deferred payment amount until paid by CRML. If CRML does not consummate a capital raising transaction by 31 December 2024, CRML shall owe the revised amount of $3,500,000 and such amount shall incur interest at a 10% annual rate (which interest shall begin on the Commitment Fee Put Date and continue until such revised amount is paid). On 28 February 2025, the Company wrote to GEM Global and GYBL and is disputing the amounts payable. In March 2025, the GEM Investor commenced an action in the U.S. against us, based on a breach of contract claim. On March 5, 2026, the Company entered into an agreement (the “GEM Agreement”) with GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (together, “GEM”). The GEM Agreement provides that the GEM SPA, as well as the three letter agreements thereto, has been terminated. In accordance with the GEM Agreement, GEM has exercised in full its warrant to purchase ordinary shares, par value $0.001 in the Company (“Ordinary Shares”), which was issued in February 2024. GEM will receive 1,409,624 Ordinary Shares as a result of its exercise of the warrant. The Company will also issue 2,744,062 Ordinary Shares to GEM for no additional consideration in a private placement exempt from the registration requirements of the Securities Act of 1933, in reliance on the exemptions set forth in Section 4(a)(2) of the Securities Act. The Company is obligated under the GEM Agreement to file a registration statement for the resale of the 2,744,062 Ordinary Shares issued to GEM (the “Resale Registration Statement”). Subject to the terms of the GEM Agreement, if the Resale Registration Statement has not been declared effective by the SEC within 120 days of March 5, 2026, the Company may be required, among other things, to pay GEM the aggregate cash value of the Ordinary Shares. Refer to note 9 for further details.

As at 31 December 2025, the Company continued to recognise a financial liability of US$27.2 million and a Commitment Fee Put Amount payable of US$4.1 million, as the contractual obligations had not been discharged, cancelled or expired. Subsequent to year-end, in February 2026, the Company and the GEM investor reached an agreement in principle to settle the arbitration proceedings. Under the proposed settlement, the Company will issue ordinary shares with an aggregate value of approximately US$40 million in full settlement of all claims under the GEM arrangements (US$27.2 million disclosed under note 11 and a Commitment Fee Put Amount payable of US$12.8 million disclosed under this note). On the March 5, 2026, the Company executed the settlement deed (refer to note 20). The settlement provides additional evidence regarding the amount required to settle the obligation at the reporting date. Management therefore determined that the best estimate of the obligation at 31 December 2025 was US$40 million. Accordingly, the Company recognised an additional provision of US$8.7 million at 31 December 2025.